Intangibles (Carrying Value and Accumulated Amortization of Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Intangible Assets Disclosure [Line Items]
Net Carrying Amount	$ 4,436
Successor [Member]
Intangible Assets Disclosure [Line Items]
Carrying Value	9,470
Accumulated Amortization	(5,034)
Net Carrying Amount	4,436
Successor [Member] | Construction Management Contracts [Member]
Intangible Assets Disclosure [Line Items]
Carrying Value	4,640
Accumulated Amortization	(800)
Net Carrying Amount	3,840
Successor [Member] | Homes In Backlog [Member]
Intangible Assets Disclosure [Line Items]
Carrying Value	4,030
Accumulated Amortization	(3,941)
Net Carrying Amount	89
Successor [Member] | Joint Venture Management Fees [Member]
Intangible Assets Disclosure [Line Items]
Carrying Value	800
Accumulated Amortization	(293)
Net Carrying Amount	$ 507